Consolidated Statements of Operations (First Aviation Services, Inc. [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
First Aviation Services, Inc. [Member]
Net sales	$ 113,056		$ 128,463
Cost of sales	(88,635)		(103,392)
Gross profit	24,421		25,071
Selling, general and administrative expenses	21,248		22,419
Corporate expenses	1,500		1,577
Total operating expenses	22,748		23,996
Operating income (loss)	1,673		1,075
Non-operating income (expense)
Investment Income, Interest			2
Interest expense	(1,405)
Other	718		(2,252)
Income (loss) before income taxes	986		(1,175)
Income tax provision	(195)		(16)
Net income (loss)	791		(1,191)
Dividends on preferred stock	(251)		(219)
Net income available (loss attributable) to common stockholders	$ 540		$ (1,410)
Basic net income (loss) per share, and net income (loss) per share - assuming dilution:
Basic net income (loss) per share attributable to common stockholders	$ 0.62	[1]	$ (1.8)	[1]
Net income (loss) per share attributable to common stockholders - assuming dilution	$ 0.62	[1]	$ (1.8)	[1]
Weighted average shares outstanding - basic	874,644	[1]	783,710	[1]
Weighted average shares outstanding - assuming dilution	875,349	[1]	783,710	[1]

[1]	Earnings per share and weighted average shares outstanding reflect the impact of First Aviation's l-for-20 reverse stock split, which was effective October 24, 2011.